Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Restricted Cash
5.	RESTRICTED CASH

Restricted cash represents: i) bank deposits pledged as security for issuing letters of credit to overseas suppliers of $16 and $210 as of December 31, 2010 and 2011, respectively; and ii) bank deposits pledged as security for short term loan borrowed from banks of nil and $55,469 as of December 31, 2010 and 2011, respectively (Note 15). The use of cash in such an account is normally restricted for more than three months.